Summary of Significant Accounting Policies - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Category of Revenue:
Revenue	¥ 339,104		¥ 284,957	¥ 245,948
Timing of Revenue Recognition:
Revenue Recognition	339,104	$ 46,457	284,957	245,948
Base Commission From Transactions [Member]
Category of Revenue:
Revenue	320,757		269,640	201,907
Innovation initiatives and other value-added services
Category of Revenue:
Revenue	18,347		15,317	44,041
Services transferred at a point in time [Member]
Timing of Revenue Recognition:
Revenue Recognition	330,254		272,207	214,258
Services transferred over time [Member]
Timing of Revenue Recognition:
Revenue Recognition	7,050		6,898	14,477
Goods transferred at a point in time [Member]
Timing of Revenue Recognition:
Revenue Recognition	¥ 1,800		¥ 5,852	¥ 17,213